Share-Based Payments (Details) - Schedule of fair value of the employee share options granted	6 Months Ended
	Jun. 30, 2022 £ / shares
Incentive Equity Plan [Member]
Share-Based Payments (Details) - Schedule of fair value of the employee share options granted [Line Items]
Exercise price
Expected volatility
Dividend yield
Risk free interest rate
Fair value per share1		[1]
Incentive Equity Plan [Member] | Bottom of range [Member]
Share-Based Payments (Details) - Schedule of fair value of the employee share options granted [Line Items]
Fair value per share1	2.13	[1]
Incentive Equity Plan [Member] | Top of range [Member]
Share-Based Payments (Details) - Schedule of fair value of the employee share options granted [Line Items]
Fair value per share1	4.46	[1]
SAYE scheme [Member]
Share-Based Payments (Details) - Schedule of fair value of the employee share options granted [Line Items]
Exercise price	£ 3.6
Expected volatility	53.40%
Dividend yield
Risk free interest rate	1.15%
Fair value per share1	£ 0.73	[1]

[1]	Considering that the Incentive Equity Plan awards vest over time without any further restrictions, the fair value is equal to the Company’s closing stock price as of the grant date.